Eaton Vance
Enhanced Equity Income Fund II
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%(1)
Security	Shares	Value
Aerospace & Defense — 2.1%
HEICO Corp.	44,219	$ 12,124,850
TransDigm Group, Inc.	11,316	13,114,791
		$ 25,239,641
Automobiles — 1.1%
Tesla, Inc.(2)	35,819	$ 13,315,713
		$ 13,315,713
Beverages — 1.4%
Coca-Cola Co.	219,611	$ 16,701,416
		$ 16,701,416
Biotechnology — 1.9%
AbbVie, Inc.	103,588	$ 22,529,354
		$ 22,529,354
Broadline Retail — 7.4%
Amazon.com, Inc.(2)	423,080	$ 88,114,872
		$ 88,114,872
Building Products — 2.3%
AAON, Inc.	141,609	$ 11,718,145
Trane Technologies PLC	35,927	14,972,218
		$ 26,690,363
Capital Markets — 2.0%
Intercontinental Exchange, Inc.	34,397	$ 5,409,960
LPL Financial Holdings, Inc.	18,873	5,677,565
S&P Global, Inc.	12,015	5,110,460
Tradeweb Markets, Inc., Class A	66,979	7,880,749
		$ 24,078,734
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	74,832	$ 12,155,710
		$ 12,155,710
Communications Equipment — 1.2%
Arista Networks, Inc.(2)	119,455	$ 14,666,685
		$ 14,666,685
Security	Shares	Value
Construction & Engineering — 1.2%
Quanta Services, Inc.	25,954	$ 14,249,265
		$ 14,249,265
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	21,298	$ 21,221,966
Walmart, Inc.	79,559	9,887,593
		$ 31,109,559
Electrical Equipment — 1.0%
AMETEK, Inc.	54,286	$ 11,636,747
		$ 11,636,747
Entertainment — 2.5%
Netflix, Inc.(2)	308,983	$ 29,708,715
		$ 29,708,715
Financial Services — 2.9%
Visa, Inc., Class A	113,550	$ 34,319,352
		$ 34,319,352
Health Care Equipment & Supplies — 1.4%
Edwards Lifesciences Corp.(2)	79,987	$ 6,405,359
Intuitive Surgical, Inc.(2)	20,349	9,380,686
Medline, Inc., Class A(2)	6,905	307,272
		$ 16,093,317
Health Care Providers & Services — 0.3%
McKesson Corp.	4,699	$ 4,066,327
		$ 4,066,327
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	22,938	$ 8,229,925
Marriott International, Inc., Class A	36,196	11,838,626
		$ 20,068,551
Insurance — 0.3%
Arthur J. Gallagher & Co.	17,478	$ 3,785,385
		$ 3,785,385
Interactive Media & Services — 11.8%
Alphabet, Inc., Class C	325,525	$ 93,380,102
Meta Platforms, Inc., Class A	81,988	46,907,794
		$ 140,287,896

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.1%
Eli Lilly & Co.	40,935	$ 37,650,785
Johnson & Johnson	21,610	5,282,348
Merck & Co., Inc.	42,447	5,105,950
		$ 48,039,083
Real Estate Management & Development — 0.4%
FirstService Corp.	32,426	$ 4,505,268
		$ 4,505,268
Semiconductors & Semiconductor Equipment — 23.7%
Analog Devices, Inc.	36,380	$ 11,573,933
Broadcom, Inc.	242,399	75,024,915
Lam Research Corp.	115,664	24,712,770
NVIDIA Corp.	976,145	170,239,688
		$ 281,551,306
Software — 12.3%
Fair Isaac Corp.(2)	6,453	$ 6,888,836
Fortinet, Inc.(2)	123,567	10,097,895
Intuit, Inc.	30,425	13,155,161
Microsoft Corp.	227,111	84,069,679
Oracle Corp.	98,017	14,419,281
ServiceTitan, Inc., Class A(2)	73,759	4,680,746
Synopsys, Inc.(2)	31,647	12,547,403
		$ 145,859,001
Specialty Retail — 4.4%
Burlington Stores, Inc.(2)	27,664	$ 9,001,312
Home Depot, Inc.	17,645	5,803,264
TJX Cos., Inc.	231,527	36,974,862
		$ 51,779,438
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	370,896	$ 94,129,696
		$ 94,129,696
Total Common Stocks (identified cost $465,926,936)		$1,174,681,394

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	23,924,745	$ 23,924,745
Total Short-Term Investments (identified cost $23,924,745)		$ 23,924,745
Total Investments — 100.9% (identified cost $489,851,681)		$1,198,606,139
Total Written Covered Call Options — (0.8)% (premiums received $10,984,236)		$ (9,494,460)
Other Assets, Less Liabilities — (0.1)%		$ (1,061,908)
Net Assets — 100.0%		$1,188,049,771
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2026 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Written Covered Call Options (Exchange-Traded) — (0.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AAON, Inc.	705	$5,833,875	$100	4/17/26	$ (61,687)
AbbVie, Inc.	515	11,200,735	235	4/24/26	(48,925)
Alphabet, Inc., Class C	1,625	46,614,750	295	5/1/26	(1,447,875)
Amazon.com, Inc.	2,115	44,049,105	220	4/17/26	(374,355)
AMETEK, Inc.	270	5,787,720	230	4/17/26	(17,550)
Analog Devices, Inc.	180	5,726,520	335	4/10/26	(33,300)
Apple, Inc.	1,850	46,951,150	260	4/24/26	(795,500)
Arista Networks, Inc.	595	7,305,410	148	4/24/26	(54,442)
Arthur J. Gallagher & Co.	85	1,840,930	250	4/17/26	(3,613)

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Broadcom, Inc.	1,210	$37,450,710	$320	5/1/26	$(1,493,140)
Burlington Stores, Inc.	135	4,392,630	335	4/10/26	(66,150)
Coca-Cola Co.	1,095	8,327,475	79	4/10/26	(18,615)
Costco Wholesale Corp.	105	10,462,515	1,045	4/10/26	(20,580)
Domino's Pizza, Inc.	110	3,946,690	420	4/17/26	(4,180)
Edwards Lifesciences Corp.	395	3,163,160	93	4/17/26	(18,763)
Eli Lilly & Co.	200	18,395,400	960	4/24/26	(385,000)
Fair Isaac Corp.	30	3,202,620	1,340	4/17/26	(12,900)
Fortinet, Inc.	615	5,025,780	90	4/17/26	(20,295)
HEICO Corp.	220	6,032,400	330	4/17/26	(8,250)
Home Depot, Inc.	85	2,795,565	360	4/17/26	(3,825)
Intercontinental Exchange, Inc.	170	2,673,760	170	4/17/26	(5,780)
Intuit, Inc.	150	6,485,700	470	4/17/26	(66,150)
Intuitive Surgical, Inc.	100	4,609,900	520	4/24/26	(30,000)
Johnson & Johnson	105	2,566,620	250	4/17/26	(37,275)
Lam Research Corp.	575	12,285,450	245	5/1/26	(334,650)
LPL Financial Holdings, Inc.	90	2,707,470	330	4/17/26	(26,100)
Marriott International, Inc., Class A	180	5,887,260	335	4/10/26	(83,340)
McKesson Corp.	20	1,730,720	980	4/17/26	(1,520)
Merck & Co., Inc.	210	2,526,090	123	4/24/26	(48,930)
Meta Platforms, Inc., Class A	405	23,171,265	630	4/24/26	(170,100)
Microsoft Corp.	1,135	42,014,295	385	5/1/26	(1,032,850)
Netflix, Inc.	1,540	14,807,100	99	4/24/26	(486,640)
NVIDIA Corp.	4,880	85,107,200	185	4/24/26	(1,102,880)
Oracle Corp.	490	7,208,390	165	4/24/26	(92,610)
Quanta Services, Inc.	125	6,862,750	610	4/17/26	(41,250)
S&P Global, Inc.	60	2,552,040	450	4/17/26	(24,600)
ServiceTitan, Inc., Class A	365	2,316,290	90	4/17/26	(8,213)
Synopsys, Inc.	155	6,145,440	420	5/1/26	(190,650)
Tesla, Inc.	175	6,505,625	415	4/24/26	(65,800)
TJX Cos., Inc.	1,155	18,445,350	165	5/1/26	(282,975)
Tradeweb Markets, Inc., Class A	330	3,882,780	130	4/17/26	(21,450)
Trane Technologies PLC	175	7,292,950	460	4/17/26	(36,312)
TransDigm Group, Inc.	55	6,374,280	1,330	4/17/26	(13,200)
Visa, Inc., Class A	565	17,076,560	315	4/24/26	(226,565)
Walmart, Inc.	395	4,909,060	125	4/24/26	(130,350)
Waste Connections, Inc.	370	6,010,280	175	4/17/26	(45,325)
Total					$(9,494,460)
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Eaton Vance
Enhanced Equity Income Fund II
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $23,924,745, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,160,330	$56,697,597	$(34,933,182)	$ —	$ —	$23,924,745	$98,379	23,924,745
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,174,681,394*	$ —	$ —	$1,174,681,394
Short-Term Investments	23,924,745	—	—	23,924,745
Total Investments	$1,198,606,139	$ —	$ —	$1,198,606,139
Liability Description
Written Covered Call Options	$ (9,494,460)	$ —	$ —	$ (9,494,460)
Total	$ (9,494,460)	$ —	$ —	$ (9,494,460)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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